RESTRICTED NET ASSETS	12 Months Ended
Dec. 31, 2022
RESTRICTED NET ASSETS
RESTRICTED NET ASSETS

20.RESTRICTED NET ASSETS

Pursuant to laws applicable to entities incorporated in the PRC, our subsidiaries in the PRC must make appropriations from after-tax profit to non-distributable reserve funds. In particular, subject to certain cumulative limits, the statutory reserve fund requires an annual appropriation of 10% of after-tax profit (as determined under accounting principles generally accepted in the PRC at each year-end) until the accumulative amount of such reserve fund reaches 50% of a PRC subsidiary’s registered capital. These reserve funds can only be used for such specific purposes as provided in PRC laws, and are not distributable as cash dividends, amounted to RMB771, RMB826 and RMB904 as of December 31, 2020, 2021 and 2022, respectively. In addition, due to restrictions on the distribution of share capital from the Group’s PRC subsidiaries, the PRC subsidiaries share capital of RMB2,831 at December 31, 2022 is considered restricted. As a result of these PRC laws and regulations, as of December 31, 2022, approximately RMB3,735 is not available for distribution to the Group by its PRC subsidiaries in the form of dividends, loans or advances.